Form N-1A Cover	Sep. 23, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	The Advisors Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 23, 2026
Prospectus Date	Aug. 01, 2026